UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21400
Investment Company Act File Number
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2008
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund	as of November 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.2%(1)

Security	Shares	Value

Aerospace & Defense — 6.3%
Honeywell International, Inc.	300,000	$8,358,000
Lockheed Martin Corp.	309,000	23,826,990
Raytheon Co.	634,000	30,939,200

		$63,124,190

Auto Components — 0.7%
Johnson Controls, Inc.	372,900	$6,585,414

		$6,585,414

Chemicals — 0.4%
Potash Corp. of Saskatchewan, Inc.	72,000	$4,438,080

		$4,438,080

Commercial Banks — 2.3%
Bank of Nova Scotia	206,600	$5,737,282
Canadian Imperial Bank of Commerce	200,000	7,429,907
HSBC Holdings PLC	925,000	10,068,323

		$23,235,512

Computers & Peripherals — 2.5%
International Business Machines Corp.	304,000	$24,806,400

		$24,806,400

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	151,400	$4,793,324

		$4,793,324

Diversified Telecommunication Services — 5.8%
AT&T, Inc.	1,658,750	$47,373,900
Telefonos de Mexico SA de CV ADR	650,000	11,284,000

		$58,657,900

Electric Utilities — 10.5%
E.ON AG	554,000	$19,352,781
Edison International	677,000	22,611,800
Exelon Corp.	75,000	4,215,750
FirstEnergy Corp.	350,000	20,503,000
Fortum Oyj	940,000	18,867,861
FPL Group, Inc.	400,000	19,504,000

		$105,055,192

Electrical Equipment — 2.2%
Cooper Industries, Ltd., Class A	450,000	$10,863,000
Emerson Electric Co.	300,000	10,767,000

		$21,630,000

Energy Equipment & Services — 1.1%
Transocean, Inc.(2)	160,000	$10,700,800

		$10,700,800

Security	Shares	Value

Food Products — 5.2%
Kraft Foods, Inc., Class A	622,821	$16,946,959
Nestle SA	981,000	35,510,651

		$52,457,610

Health Care Providers & Services — 3.0%
UnitedHealth Group, Inc.	1,453,500	$30,538,035

		$30,538,035

Household Durables — 1.3%
Stanley Works	400,000	$12,716,000

		$12,716,000

Household Products — 0.8%
Kimberly-Clark Corp.	135,000	$7,801,650

		$7,801,650

Insurance — 3.3%
Aflac, Inc.	316,000	$14,630,800
MetLife, Inc.	642,000	18,463,920

		$33,094,720

Machinery — 2.3%
Caterpillar, Inc.	575,000	$23,569,250

		$23,569,250

Media — 1.3%
Comcast Corp., Class A	784,000	$13,594,560
Reed Elsevier PLC	1	8

		$13,594,568

Metals & Mining — 3.6%
BHP Billiton, Ltd. ADR	331,000	$13,246,620
Companhia Vale do Rio Doce ADR	1,950,000	23,283,000

		$36,529,620

Multi-Utilities — 4.8%
RWE AG	292,000	$24,483,882
Sempra Energy	500,000	23,335,000

		$47,818,882

Oil, Gas & Consumable Fuels — 20.4%
BP PLC ADR	740,000	$36,030,600
Chevron Corp.	734,000	57,993,340
ConocoPhillips	720,000	37,814,400
Husky Energy, Inc.	772,000	19,200,483
Marathon Oil Corp.	1,296,000	33,929,280
Peabody Energy Corp.	500,000	11,715,000
StatoilHydro ASA	475,000	8,022,345

		$204,705,448

Pharmaceuticals — 10.7%
Johnson & Johnson	146,000	$8,552,680
Merck & Co., Inc.	1,170,000	31,262,400
Novartis AG	657,000	30,641,977
Schering-Plough Corp.	2,174,000	36,544,940

		$107,001,997

Real Estate Investment Trusts (REITs) — 1.4%
Boston Properties, Inc.	261,600	$13,969,440

		$13,969,440

Road & Rail — 2.0%
Canadian Pacific Railway, Ltd.	620,000	$19,964,000

		$19,964,000

Software — 2.0%
Microsoft Corp.	995,500	$20,129,010

		$20,129,010

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.4%
VF Corp.	275,000	$14,379,750

		$14,379,750

Tobacco — 6.4%
Altria Group, Inc.	900,000	$14,472,000
Philip Morris International, Inc.	1,047,000	44,141,520
UST, Inc.	86,145	5,922,469

		$64,535,989

Total Common Stocks (identified cost $955,940,035)		$1,025,832,781

Preferred Stocks — 34.2%

Security	Shares	Value

Commercial Banks — 13.4%
Abbey National Capital Trust I, 8.963%(3)	7,500	$6,218,827
ABN AMRO North America Capital Funding Trust, 6.968%(3)(4)	1,250	809,766
Barclays Bank PLC, 6.86%(3)(4)	3,500	2,310,227
Barclays Bank PLC, 8.55%(3)(4)	13,400	11,101,820
BBVA International Preferred SA Unipersonal, 5.919%(1)(3)	6,500	3,283,878
BNP Paribas, 7.195%(3)(4)	85	5,372,042
BNP Paribas Capital Trust, 9.003%(3)(4)	5,395	4,821,630
Citigroup Inc., Series AA, 8.125% (1)	100,000	1,400,000
Credit Agricole SA/London, 6.637%(3)(4)	9,950	5,379,836
DB Capital Funding VIII, 6.375%	310,600	4,460,216
DB Contingent Capital Trust II, 6.55% (1)	200,000	2,636,000
Den Norske Bank, 7.729%(3)(4)	16,000	12,669,808
First Tennessee Bank, 5.374%(3)(4)	2,775	845,508
HBOS PLC, 6.657%(3)(4)	18,750	8,766,337
HSBC Capital Funding LP, 9.547%(3)(4)	13,500	11,884,333
JPMorgan Chase & Co., 7.90%(3)	19,250	15,232,448
Landsbanki Islands HF, 7.431%(3)(4)(6)	20,750	285,313
National City Corp., Series F, 9.875%(3)	208,000	4,365,920
Royal Bank of Scotland Group PLC, 7.64%(3)	155	7,693,115
Santander Finance Unipersonal, 6.50% (1)	380,000	5,677,200
Standard Chartered PLC, 6.409%(3)(4)	128	7,429,986
UBS Preferred Funding Trust I, 8.622%(3)	15,000	11,549,010

		$134,193,220

Diversified Financial Services — 3.0%
CoBank, 7.00%	400,000	$19,757,200
CoBank, 11.00% (4)	170,000	8,889,045
Merrill Lynch & Co., Inc., 6.70% (1)	81,450	1,135,413

		$29,781,658

Food Products — 0.9%
Dairy Farmers of America, 7.875%(4)	73,750	$4,074,688
Ocean Spray Cranberries, Inc., 6.25%(4)	47,500	5,075,081

		$9,149,769

Insurance — 9.3%
Aegon NV, 6.375% (1)	330,000	$2,834,700
Arch Capital Group, Ltd., Series A, 8.00% (1)	424,500	7,263,195
Arch Capital Group, Ltd., Series B, 7.875% (1)	60,500	968,000
AXA SA, 6.379%(3)(4)	2,000	1,049,000
AXA SA, 6.463%(3)(4)	18,925	9,004,212
Endurance Specialty Holdings, Ltd., 7.75% (1)	317,500	4,060,825
ING Capital Funding Trust III, 8.439%(3)	17,075	12,717,340
ING Groep NV, 8.50% (1)	725,000	10,273,250

Security	Shares	Value

PartnerRe, Ltd., 6.50%(1)	25,000	$415,500
Prudential PLC, 6.50%	21,400	10,332,327
RAM Holdings, Ltd., Series A, 7.50%(3)	13,000	8,759,563
RenaissanceRe Holdings, Ltd., 6.08%(1)	199,100	2,464,858
RenaissanceRe Holdings, Ltd., 6.60%(1)	400,500	5,607,000
Zurich Regcaps Fund Trust I, 6.58%(3)(4)	6,000	4,957,500
Zurich Regcaps Fund Trust VI, 4.245%(3)(4)	16,300	12,118,031

		$92,825,301

Oil, Gas & Consumable Fuels — 1.3%
Kinder Morgan GP, Inc., 8.33%(3)(4)	12,000	$13,152,000

		$13,152,000

Real Estate Investment Trusts (REITs) — 6.3%
AMB Property Corp., 6.75%(1)	176,000	$2,025,760
Health Care, Inc., 7.875%(1)	170,100	3,180,870
ProLogis Trust, 6.75%(1)	1,500,000	11,250,000
PS Business Parks, Inc., 7.95%(1)	400,000	7,396,000
Public Storage, Inc., 6.85%	800,000	14,200,000
Regency Centers Corp., 7.45%(1)	44,720	715,520
Vornado Realty Trust, 7.00%	1,600,000	24,800,000

		$63,568,150

Thrifts & Mortgage Finance — 0.0%
Federal National Mortgage Association, Series O, 7.00%(3)	85,000	$209,848
Indymac Bank FSB, 8.50%(4)(6)	600,000	6,000

		$215,848

Total Preferred Stocks (identified cost $569,428,229)		$342,885,946

Corporate Bonds & Notes — 0.8%

	Principal Amount
Security	(000’s omitted)	Value

Retail-Food and Drug — 0.8%
CVS Caremark Corp., 6.302%, 6/1/37(3)	$15,000	$8,255,625

		$8,255,625

Total Corporate Bonds & Notes (identified cost $12,415,158)		$8,255,625

Short-Term Investments — 4.3%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.99%(5)	$43,535	$43,535,380

Total Short-Term Investments (identified cost $43,535,380)		$43,535,380

Total Investments — 141.5% (identified cost $1,581,318,802)		$1,420,509,732

Other Assets, Less Liabilities — (41.5)%		$(416,460,959)

Net Assets — 100.0%		$1,004,048,773

ADR	- American Depository Receipt

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2008.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, the aggregate value of the securities is $140,870,318 or 14.0% of the Fund’s net assets.

(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2008. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2008 was $287,153.

(6)	Defaulted security.

Eaton Vance Tax-Advantaged Dividend Income Fund	as of November 30, 2008
PORTFOLIO OF INVESTMENTS (Unaudited)
Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value

United States	66.1%	$939,514,370
Switzerland	6.7	94,777,170
United Kingdom	6.6	93,732,745
Canada	4.0	56,769,752
Germany	3.1	43,836,663
Bermuda	2.8	40,401,940
France	1.5	20,805,090
Netherlands	1.9	26,635,056
Brazil	1.6	23,283,000
Norway	1.5	20,692,153
Finland	1.3	18,867,861
Australia	0.9	13,246,620
Mexico	0.8	11,284,000
Cayman Islands	0.8	10,700,800
Spain	0.4	5,677,200
Iceland	0.0	285,312

Total	100.0%	$1,420,509,732

The Fund did not have any open financial instruments at November 30, 2008.
The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,585,866,688

Gross unrealized appreciation	$204,973,248
Gross unrealized depreciation	(370,330,204)

Net unrealized depreciation	$(165,356,956)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$1,120,950,162
Level 2	Other Significant Observable Inputs	299,559,570
Level 3	Significant Unobservable Inputs	—

Total		$1,420,509,732

The following is a reconclliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of August 31, 2008	$0*
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	—
Net purchases (sales)	(0)
Net transfers to (from) level 3	—

Balance as of November 30, 2008	$—

* All Level 3 assets held at August 31, 2008 were valued at $0.
The Fund may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research, a subsidiary of Eaton Vance Management. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.
For information on the Fund’s policy regarding the valuation of other investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	January 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	January 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 23, 2009